Accrued Expenses and Other Liabilities	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
6.	Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
New Promissory Notes (1)	$2,915,000	$-
Payables to third parties	1,358,554	3,793,161
VAT payable(2)	1,395,508	1,333,470
Interest payable	-	95,326
Payroll payable	15,713	41,282
Accrued expenses and other liabilities	$5,684,775	$5,263,239

(1)	As of the Closing Date, US$3,125,000 remained outstanding under Tristar’s promissory notes (“the Tristar Promissory Notes”). In connection with the closing of the Business Combination, Tristar, the Company and the noteholders, entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by the noteholders in exchange for the issuance of new promissory notes issued by the Company in the aggregate principal amount of $3,125,000 (the “New Promissory Notes”). The New Promissory Notes are unsecured and shall be due and payable on the 12-month anniversary of the closing of Business Combination. The New Promissory Notes do not bear any interest pursuant to the terms of the related contract. As of December 31, 2024, the outstanding aggregate principal of the New Promissory Notes was US$2,915,000.

(2)	The balance of VAT payable is due to the service revenue generated in the PRC, which is subject to a 6% VAT rate.